                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]
            [X ] Post-Effective Amendment No. 1 (File No. 333-157556)

                        (Check Appropriate Box or Boxes)

                    RiverSource Market Advantage Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A.

     Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 on or about April 14, 2009.

Part B.

     Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 on or about April 14, 2009.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(1)(b) Amendment to Articles of Incorporation, dated June 16, 1999, filed on or about March 28, 2001, as Exhibit (a)(2) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(1)(c) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about March 28, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 are incorporated by reference.

(1)(e) Certificate of Designation, dated Oct. 5, 2006, filed electronically on or about March 27, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 is incorporated by reference.

(2) By-laws as amended April 13, 2006, filed electronically on or about March 27, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 are incorporated by reference.

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization included as Exhibit A to Part A filed electronically on or about April 14, 2009, to Registrant's Pre-Effective Amendment No. 1 to Registration Statement no. 333-157556 is incorporated by reference of this Registration Statement.

(5)     Not applicable.

(6) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about March 28, 2007 as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(7)(a) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(7)(b) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(7)(c) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(d) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(9) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(b) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Nov. 12, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about

        March 27, 2009 as Exhibit (m)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(c) Rule 18f - 3(d) Plan, amended and restated as of Nov. 12, 2008, filed electronically on or about March 27, 2009 as Exhibit (n) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about April 14, 2009 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(12)(a) Tax opinion for the Reorganization of Seligman Asset Allocation Aggressive Growth Fund into RiverSource Portfolio Builder Total Equity Fund is filed electronically herewith.

(12)(b) Tax opinion for the Reorganization of Seligman Asset Allocation Growth Fund into RiverSource Portfolio Builder Total Equity Fund is filed electronically herewith.

(12)(c) Tax opinion for the Reorganization of Seligman Asset Allocation Moderate Growth Fund into RiverSource Portfolio Builder Aggressive Fund is filed electronically herewith.

(12)(d) Tax opinion for the Reorganization of Seligman Asset Allocation Balanced Fund into RiverSource Portfolio Builder Moderate Aggressive Fund is filed electronically herewith.

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Feb. 27, 2009 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(b) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit
        (h)(3) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit (h)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(d) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Group of Funds filed electronically on or about Feb. 27, 2009 as Exhibit
        (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(e) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) and the Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young
        LLP), dated April 13, 2009, filed electronically on or about April 14, 2009 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(14)(b) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009, filed electronically on or about April 14, 2009 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(15)    Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about February 26, 2009 as Exhibit (16) to Registration Statement No. 333-157556 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(17)(d) Prospectus, dated May 1, 2008, for Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund and Seligman Asset Allocation Balanced Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(e) Statement of Additional Information, dated April 1, 2009, for RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, filed electronically on or about April 14, 2009 as Exhibit
        (17)(e) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(f) Statement of Additional Information, dated May 1, 2008, for Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund and Seligman Asset Allocation Balanced Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(g) Prospectus, dated April 1, 2009, for RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(g) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(h) Annual Report for the period ended December 31, 2008 for Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund and Seligman Asset Allocation Balanced Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(h) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(i) Annual Report for the period ended January 31, 2009 for RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(i) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

(17)(j) Prospectus supplement, dated April 3, 2009 to the prospectus dated May 1, 2008 for Seligman Asset Allocation Series, Inc., on behalf of Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund and Seligman Asset Allocation Moderate Growth Fund, filed electronically on or about April 14, 2009 as Exhibit (17)(j) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157556 is incorporated by reference.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time following the reorganization.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, RiverSource Market Advantage Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 6th day of October, 2009.

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of October, 2009.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                               Capacity
---------                               --------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157556, by:


/s/  Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(12)(a) Tax Opinion for the Reorganization of Seligman Asset Allocation Aggressive Growth Fund into RiverSource Portfolio Builder Total Equity Fund is filed electronically herewith as Exhibit (12)(a).

(12)(b) Tax Opinion for the Reorganization of Seligman Asset Allocation Growth Fund into RiverSource Portfolio Builder Total Equity Fund is filed electronically herewith as Exhibit (12)(b).

(12)(c) Tax Opinion for the Reorganization of Seligman Asset Allocation Moderate Growth Fund into RiverSource Portfolio Builder Aggressive Fund is filed electronically herewith as Exhibit (12)(c).

(12)(d) Tax Opinion for the Reorganization of Seligman Asset Allocation Balanced Fund into RiverSource Portfolio Builder Moderate Aggressive Fund is filed electronically herewith as Exhibit (12)(d).